Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–102.84%
Alabama–5.65%
Birmingham (City of) & Jefferson (County of), AL Civic Center Authority; Series 2018 A, RB	5.00%	07/01/2048	$ 2,500	$ 2,654,425
Birmingham (City of), AL Commercial Development Authority; Series 2011 A, RB	5.50%	04/01/2041	20,000	20,277,800
Birmingham (City of), AL Private Educational Building Authority (Birmingham-Southern College); Series 1996, RB	6.13%	12/01/2025	385	363,259
Birmingham (City of), AL Water Works Board; Series 2016 B, Ref. RB	5.00%	01/01/2043	16,150	19,169,888
Coosa Valley Water Supply District, Inc.; Series 2009, RB (INS - AGC)(a)	4.50%	10/01/2039	15	15,035
Etowah (County of) & Gadsden (City of), AL Health Care Authority (Etowah County Health Department); Series 2007, RB (INS - AGM)(a)	4.38%	01/01/2032	25	25,068
Fort Deposit (Town of), AL Cooperative District; Series 2003, RB	6.00%	02/01/2036	190	146,215
Homewood (City of), AL Educational Building Authority (Samford University); Series 2017 A, Ref. RB	5.00%	12/01/2047	4,500	4,955,535
Jefferson (County of), AL;
Series 2013 C, Wts. (INS - AGM)(a)(b)	6.90%	10/01/2050	8,750	8,486,013
Series 2013 D, Wts.	6.00%	10/01/2042	8,000	9,114,240
Series 2013 D, Wts.	7.00%	10/01/2051	4,000	4,681,760
Series 2013 D, Wts.	6.50%	10/01/2053	7,500	8,647,275
Series 2013 F, Revenue Wts.(b)	7.75%	10/01/2046	20,185	19,161,015
Series 2013-F, Revenue Wts.(b)	7.90%	10/01/2050	20,000	18,943,200
Series 2017, Ref. Wts.	5.00%	09/15/2035	4,500	5,469,210
Mobile (City of), AL Improvement District (McGowin Park); Series 2016 A, RB	5.25%	08/01/2030	200	194,312
				122,304,250
Alaska–0.00%
Alaska (State of) Industrial Development & Export Authority (Boys & Girls Home & Family Services, Inc.); Series 2007 C, RB(c)	5.88%	12/01/2027	600	30,000
Northern Tobacco Securitization Corp.; Series 2006 A, RB	5.00%	06/01/2032	90	90,003
				120,003
Arizona–2.99%
Arizona (State of) Industrial Development Authority (Academies of Math & Science);
Series 2017 A, Ref. RB	5.00%	07/01/2042	675	770,054
Series 2017 A, Ref. RB	5.00%	07/01/2047	925	1,048,682
Series 2017 A, Ref. RB	5.00%	07/01/2051	1,000	1,131,040
Series 2018 A, Ref. RB	5.00%	07/01/2038	500	580,980
Series 2018 A, Ref. RB	5.00%	07/01/2048	1,800	2,056,320
Series 2018 A, Ref. RB	5.00%	07/01/2052	2,125	2,419,482
Arizona (State of) Industrial Development Authority (Provident Group - Eastern Michigan University Parking);
Series 2018, RB	5.00%	05/01/2048	1,100	1,086,701
Series 2018, RB	5.00%	05/01/2051	1,000	977,680
Arizona (State of) Industrial Development Authority (Provident Group-NCCU Properties LLC); Series 2019 A, RB (INS - BAM)(a)	5.00%	06/01/2058	570	653,237
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	6,845	8,008,650
Festival Ranch Community Facilities District (Assessment Districts Nos. 4 & 5); Series 2007, RB	5.75%	07/01/2032	323	305,761
Maricopa (County of), AZ Industrial Development Authority (GreatHearts Arizona);
Series 2017 C, RB	5.00%	07/01/2037	80	93,600
Series 2017 C, RB	5.00%	07/01/2048	145	166,622
Maricopa (County of), AZ Industrial Development Authority (Immanuel Campus of Care); Series 2006 B, Ref. RB(c)(d)	8.50%	04/20/2041	495	341,550
Maricopa (County of), AZ Industrial Development Authority (Legacy Traditional Schools);
Series 2019, Ref. RB(e)	5.00%	07/01/2049	800	797,536
Series 2019, Ref. RB(e)	5.00%	07/01/2054	600	594,156
Maricopa County School District No. 24; Series 2007 B, GO Bonds	5.50%	07/01/2022	90	90,150
Merrill Ranch Community Facilities District No. 1 (Assessment Area One); Series 2006, RB	5.30%	07/01/2030	184	184,085
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools); Series 2009, RB	7.00%	01/01/2029	680	681,632
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Phoenix (City of), AZ Industrial Development Authority (Espiritu Community Development Corp. Charter School); Series 2006 A, RB	6.25%	07/01/2036	$ 450	$ 449,960
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies); Series 2016 A, RB	5.00%	07/01/2041	1,200	1,269,084
Phoenix (City of), AZ Industrial Development Authority (Rowan University); Series 2012, RB	5.25%	06/01/2034	8,500	8,876,040
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	2,765	2,854,697
Pima (County of), AZ Industrial Development Authority (Arizona Charter Schools Ref.); Series 2013 Q, Ref. RB(f)	5.38%	07/01/2031	2,895	2,984,311
Pima (County of), AZ Industrial Development Authority (Christian Care Tuscon, Inc.);
Series 2017 A, Ref. RB	5.00%	06/15/2037	550	592,235
Series 2017 C, RB	5.00%	12/15/2047	1,010	1,077,034
Pima (County of), AZ Industrial Development Authority (Excalibur Charter School (The)); Series 2016, Ref. RB(e)	5.50%	09/01/2046	900	826,371
Pima (County of), AZ Industrial Development Authority (New Plan Learning, Inc.); Series 2011 A, RB	8.13%	07/01/2041	1,405	1,377,813
Pima (County of), AZ Industrial Development Authority (Paideia Academies (The));
Series 2019, RB	5.13%	07/01/2039	195	182,481
Series 2019, RB	5.25%	07/01/2049	240	217,805
Pima (County of), AZ Industrial Development Authority (Tuscon Country Day School); Series 2007, Ref. RB	5.00%	06/01/2037	760	736,318
Salt River Project Agricultural Improvement & Power District (Arizona Salt River); Series 2019 A, RB	4.00%	01/01/2041	6,595	7,869,945
Salt Verde Financial Corp.;
Series 2007, RB	5.50%	12/01/2029	100	129,193
Series 2007, RB	5.00%	12/01/2032	3,000	3,788,730
Series 2007, RB	5.00%	12/01/2037	6,500	8,485,490
Santa Cruz (County of), AZ Fire District (Rio Rico);
Series 2011 B, GO Bonds(f)(g)	7.00%	07/01/2021	930	996,532
Series 2011 B, GO Bonds	7.00%	07/01/2030	70	74,618
				64,776,575
Arkansas–0.16%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,000	2,249,020
Cave Springs Municipal Property Owners’ Improvement District No. 3; Series 2007, GO Bonds(c)(d)	6.25%	02/01/2038	1,675	1,222,750
				3,471,770
California–10.76%
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,013,400
California (County of), CA Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, RB(h)	0.00%	06/01/2033	5	2,370
California (County of), CA Tobacco Securitization Agency (Los Angeles County Securitization Corp.); Series 2006, RB(b)	5.70%	06/01/2046	160	160,083
California (State of);
Series 2016, GO Bonds	5.00%	09/01/2045	5,000	5,996,800
Series 2016, Ref. GO Bonds	5.00%	09/01/2037	10,085	12,273,546
Series 2017, GO Bonds	5.00%	08/01/2046	8,500	10,167,615
Series 2020, GO Bonds	3.00%	03/01/2046	2,600	2,754,310
Series 2020, GO Bonds	4.00%	03/01/2046	1,500	1,766,475
Series 2020, GO Bonds	3.00%	03/01/2050	1,500	1,581,585
Series 2020, GO Bonds	4.00%	03/01/2050	1,325	1,553,284
California (State of) County Tobacco Securitization Agency; Series 2006 B, RB(h)	0.00%	06/01/2050	129,820	15,965,264
California (State of) County Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2002, RB	5.88%	06/01/2035	50	50,019
California (State of) County Tobacco Securitization Agency (Fresno County Tobacco Funding Corp.);
Series 2006 A, RB(h)	0.00%	06/01/2046	7,000	1,327,340
Series 2006 B, RB(h)	0.00%	06/01/2046	6,000	1,076,220
California (State of) County Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2002 A, RB	5.88%	06/01/2043	4,410	4,411,676
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Enterprise Development Authority (Sunpower Corp. - Headquarters); Series 2010, RB	8.50%	04/01/2031	$ 3,375	$ 3,411,652
California (State of) Health Facilities Financing Authority (Sutter Health); Series 2016 B, Ref. RB	5.00%	11/15/2046	10,000	11,563,600
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	1,990	2,033,759
Series 2019 A-1, RB	4.25%	01/15/2035	173	179,527
California (State of) Municipal Finance Authority (CHF-Davis I, LLC - West Village Student Housing); Series 2018, RB (INS - BAM)(a)	5.00%	05/15/2043	4,250	4,705,132
California (State of) Municipal Finance Authority (CHF-Riverside II, LLC - UCR North District Phase I Student Housing); Series 2019, RB (INS - BAM)(a)	5.00%	05/15/2049	3,500	3,883,355
California (State of) School Finance Authority (Coastal Academy); Series 2013 A, RB(e)	5.00%	10/01/2033	1,000	1,029,300
California (State of) Statewide Communities Development Authority (Community Facilities District No. 2007-01); Series 2015, Ref. RB	5.00%	09/01/2030	1,800	1,979,838
Cathedral City (City of), CA Redevelopment Agency Successor Agency;
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2032	1,450	1,661,859
Series 2014 A, Ref. RB (INS - AGM)(a)	5.00%	08/01/2033	885	1,011,210
Chula Vista (City of), CA (San Diego Gas & Electric Co.); Series 2004 C, IDR	5.88%	02/15/2034	9,985	10,026,238
City & County of San Francisco CA; Series 2015 XF2033, COP(i)	5.00%	10/01/2033	10,000	10,138,200
Golden State Tobacco Securitization Corp.; Series 2017 A-1, Ref. RB	5.00%	06/01/2029	170	200,593
Inland Empire Tobacco Securitization Corp.; Series 2007 F, RB(e)(h)	0.00%	06/01/2057	345,750	11,126,235
Lammersville Joint Unified School District (Lammersville School District Community Facilities District No. 2007-1 - Improvement Area No. 1 - Mountain House - Shea Homes); Series 2013, RB	6.00%	09/01/2043	2,750	3,015,127
Lammersville Unified School District (Lammersville School District Community Facilities District No. 2002 - Mountain House);
Series 2012, Ref. RB(b)	5.00%	09/01/2025	415	437,489
Series 2012, Ref. RB(b)	5.10%	09/01/2026	375	394,826
Series 2012, Ref. RB(b)	5.15%	09/01/2027	885	931,268
Series 2012, Ref. RB(b)	5.20%	09/01/2028	1,000	1,051,330
Series 2012, Ref. RB(b)	5.25%	09/01/2029	500	525,560
Series 2012, Ref. RB(b)	5.30%	09/01/2030	500	525,110
Series 2012, Ref. RB(b)	5.38%	09/01/2032	1,000	1,045,320
Local Public Schools Funding Authority (School Facilities Improvement District No. 2016-1 - Election of 2016); Series 2017 A, GO Bonds (INS - BAM)(a)	4.00%	08/01/2042	3,500	3,941,070
Long Beach (City of), CA Bond Finance Authority; Series 2007 A, RB	5.50%	11/15/2037	2,000	2,825,900
Los Angeles (City of), CA (Community Facilities District No. 8); Series 2010, RB	5.75%	09/01/2040	180	181,118
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	5,500	6,430,820
Los Angeles Unified School District/CA; Series 2018 XF2575, Revenue Ctfs.(i)	5.25%	07/01/2042	20,000	24,894,600
Lynwood (City of), CA Redevelopment Agency (Project Area A); Series 2011 A, RB	7.00%	09/01/2031	1,250	1,327,613
M-S-R Energy Authority; Series 2009 B, RB	7.00%	11/01/2034	10,000	14,669,000
Oak Grove School District (Election of 2008); Series 2018 E, Ref. GO Bonds(b)	5.00%	08/01/2042	4,500	2,733,885
Oxnard (City of), CA Financing Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	1,250	1,432,613
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	1,500	1,713,600
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	06/01/2034	850	968,813
Paramount Unified School District (Election of 2016); Series 2017 A, GO Bonds (INS - AGM)(a)	5.25%	08/01/2046	2,575	3,128,960
Poway Unified School District Public Financing Authority;
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2033	1,745	2,126,527
Series 2015 B, Ref. RB (INS - BAM)(a)	5.00%	09/01/2034	3,105	3,774,966
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	6,000	7,126,980
San Diego (County of), CA Regional Airport Authority; Series 2019 A, Ref. RB	5.00%	07/01/2049	5,000	5,969,150
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay North Redevelopment); Series 2011 C, RB(f)(g)	6.75%	02/01/2021	250	260,720
San Francisco (City & County of), CA Redevelopment Financing Authority (Mission Bay South Redevelopment); Series 2011 D, RB(f)(g)	7.00%	02/01/2021	350	365,127
San Jose (City of), CA Financing Authority; Series 2011, RB	5.50%	05/01/2031	350	362,817
Santa Cruz (County of), CA Redevelopment Agency; Series 2015 A, Ref. RB (INS - AGM)(a)	5.00%	09/01/2035	1,880	2,182,849
Twin Rivers Unified School District; Series 2020, GO Bonds (INS - AGM)(a)(h)	0.00%	08/01/2044	8,990	4,065,727
University of California; Series 2018 AZ, Ref. RB	5.00%	05/15/2038	5,000	6,292,700
				232,752,070
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Colorado–3.47%
Berthoud-Heritage Metropolitan District No. 1; Series 2019, RB	5.63%	12/01/2048	$ 2,000	$ 1,950,320
BNC Metropolitan District No. 1; Series 2017 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	12/01/2037	550	667,133
Broomfield Village Metropolitan District No. 2; Series 2003, Ref. GO Bonds(d)(j)	6.25%	12/01/2032	3,330	2,697,300
Colorado (State of) Educational & Cultural Facilities Authority;
Series 2007 A, RB (INS - AGC)(a)	4.50%	08/01/2037	40	40,102
Series 2010, Ref. RB	6.45%	11/01/2040	1,180	1,203,600
Series 2018 A, Ref. RB	5.00%	12/01/2038	1,000	1,181,480
Colorado (State of) Health Facilities Authority; Series 2016, Ref. RB	5.00%	01/01/2037	1,400	1,288,658
Colorado (State of) Health Facilities Authority (Adventhealth Obligated); Series 2019, Ref. RB	4.00%	11/15/2043	2,000	2,221,820
Colorado (State of) Health Facilities Authority (CommonSpirit Health); Series 2019 A-2, Ref. RB	5.00%	08/01/2044	6,515	7,298,103
Cottonwood Highlands Metropolitan District No. 1; Series 2019 A, GO Bonds	5.00%	12/01/2049	900	835,929
Denver (City & County of), CO; Series 2018 B, Ref. RB	5.00%	12/01/2048	12,500	14,762,625
E-470 Public Highway Authority; Series 1997 B, RB (INS - NATL)(a)(h)	0.00%	09/01/2025	125	109,893
Ebert Metropolitan District;
Series 2018 A-1, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	7,000	8,611,260
Series 2018 A-2, GO Bonds (INS - BAM)(a)	5.00%	12/01/2043	1,605	1,974,439
Fossil Ridge Metropolitan District No. 1; Series 2010, Ref. GO Bonds	7.25%	12/01/2040	720	724,874
Hunters Overlook Metropolitan District No. 5;
Series 2019 A, GO Bonds	5.00%	12/01/2039	900	880,263
Series 2019 A, GO Bonds	5.00%	12/01/2049	1,360	1,259,442
Hunting Hill Metropolitan District; Series 2018, Ref. GO Bonds	5.63%	12/01/2048	1,575	1,532,239
Potomac Farms Metropolitan District;
Series 2007 A, Ref. GO Bonds	7.25%	12/01/2037	750	666,030
Series 2007 B, Ref. GO Bonds(b)	7.63%	12/01/2023	66	64,303
Powhaton Road Metropolitan District No. 2; Series 2019 A, GO Bonds	5.63%	12/01/2048	710	679,917
Public Authority for Colorado Energy;
Series 2008, RB	6.25%	11/15/2028	1,495	1,867,674
Series 2008, RB	6.50%	11/15/2038	5,000	7,499,200
Rampart Range Metropolitan District No. 1;
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2042	4,665	5,633,034
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	12/01/2047	1,500	1,799,805
Sorrel Ranch Metropolitan District; Series 2006, GO Bonds(c)(d)	6.75%	12/15/2036	1,000	280,000
Tabernash Meadows Water & Sanitation District; Series 2010, Ref. GO Bonds(f)(g)	7.13%	12/01/2020	500	502,955
Tallyn’s Reach Metropolitan District No. 3;
Series 2013, Ref. GO Bonds	5.00%	12/01/2033	110	110,454
Series 2013, Ref. GO Bonds	5.13%	11/01/2038	250	248,662
Vauxmont Metropolitan District; Series 2020, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2050	1,500	1,798,170
Woodmen Heights Metropolitan District No. 1;
Series 2012 A, Ref. GO Bonds	6.00%	12/01/2041	967	930,018
Series 2012 B, Ref. GO Bonds(b)	7.30%	12/15/2041	5,071	3,647,955
				74,967,657
Connecticut–0.96%
Connecticut (State of) Health & Educational Facilities Authority (Fairfield University); Series 2017 R, Ref. RB	4.00%	07/01/2042	6,125	6,400,012
Connecticut (State of) Health & Educational Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2049	1,500	1,539,000
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB(e)	5.00%	07/01/2044	1,100	1,155,165
Connecticut (State of) Health and Education Facilities Authority (Nuvance Health); Series 2019 A, Ref. RB	4.00%	07/01/2041	8,555	8,888,816
Connecticut (State of) Special Tax Revenue; Series 2020 A, RB	4.00%	05/01/2039	1,000	1,134,600
Georgetown (City of), CT Special Taxing District; Series 2006 A, GO Bonds(c)(d)	5.13%	10/01/2036	500	60,000
Hamden (Town of), CT; Series 2018 A, Ref. GO Bonds (INS - BAM)(a)	5.00%	08/15/2030	625	787,894
Mashantucket Western Pequot Tribe; Series 2013, RB(c)	6.05%	07/01/2031	11,203	728,172
				20,693,659
Delaware–0.11%
Bridgeville (Town of), DE (Heritage Shores Special Development District); Series 2005 A, RB	5.45%	07/01/2035	2,584	2,356,789
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–1.35%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(a)	5.00%	02/01/2031	$ 15	$ 15,030
Series 2019 A, RB	4.00%	03/01/2044	4,335	5,150,023
District of Columbia (Center for Strategic & International Studies, Inc.); Series 2011, RB(f)(g)	6.38%	03/01/2021	1,705	1,783,959
District of Columbia (Gallaudet University); Series 2011, RB	5.50%	04/01/2034	400	409,304
District of Columbia Tobacco Settlement Financing Corp.;
Series 2001, RB	6.50%	05/15/2033	1,225	1,304,600
Series 2001, RB	6.75%	05/15/2040	4,385	4,506,903
Series 2006 B, RB(h)	0.00%	06/15/2046	72,125	8,069,345
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	7,815	7,988,415
				29,227,579
Florida–4.70%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	2,055	2,146,304
Amelia Concourse Community Development District; Series 2007, RB(c)(d)	5.75%	05/01/2038	1,815	1,651,650
Arlington Ridge Community Development District; Series 2006 A, RB	5.50%	05/01/2036	230	187,404
Canaveral Port Authority; Series 2018 B, RB	5.00%	06/01/2048	5,000	5,478,100
Capital Trust Agency, Inc. (Advantage Academy of Hillsborough);
Series 2019 A, RB	5.00%	12/15/2049	455	474,023
Series 2019 A, RB	5.00%	12/15/2054	320	331,776
Capital Trust Agency, Inc. (Florida Charter Educational Foundation, Inc.);
Series 2018 A, RB(e)	5.38%	06/15/2038	255	258,397
Series 2018 A, RB(e)	5.38%	06/15/2048	480	477,576
Cascades at Groveland Community Development District; Series 2006, RB	5.30%	05/01/2036	815	815,114
Chapel Creek Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2038	1,990	1,791,000
Clearwater Cay Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2037	826	470,787
Creekside Community Development District; Series 2006, RB(c)(d)	5.20%	05/01/2038	2,280	1,026,000
CrossCreek Community Development District; Series 2007 A, RB(c)	5.60%	05/01/2039	5	3,844
East Homestead Community Development District;
Series 2011 B, RB	7.25%	05/01/2021	5	5,097
Series 2013, RB	5.00%	11/01/2033	350	357,413
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB(f)	5.95%	07/01/2020	65	65,299
Greater Lakes/Sawgrass Bay Community Development District; Series 2006 A, RB	5.50%	05/01/2038	780	593,557
Greater Orlando Aviation Authority; Series 2015 XF2019, Revenue Ctfs.(i)	5.00%	10/01/2032	16,000	16,213,600
Heritage Isles Community Development District; Series 1999, RB(c)	7.10%	10/01/2023	195	29,250
Highland Meadows Community Development District; Series 2006 A, RB	5.50%	05/01/2036	95	93,991
Indigo Community Development District; Series 2005, RB(c)(d)	5.75%	05/01/2036	375	262,500
Jacksonville (City of), FL Health Facilities Authority; Series 1997 B, RB(f)	5.25%	08/15/2027	35	37,481
JEA Water & Sewer System Revenue; Series 2008 B-1, VRD RB(k)	0.17%	10/01/2036	4,090	4,090,000
Lake (County of), FL (Imagine South Lake Charter School Program); Series 2019, RB(e)	5.00%	01/15/2054	190	182,525
Lake Ashton II Community Development District; Series 2005 A, RB	5.38%	05/01/2036	773	713,792
Lake Helen (City of), FL (Ivy Hawn Charter School of the Arts);
Series 2018 A, RB(e)	5.50%	07/15/2048	565	519,286
Series 2018 A, RB(e)	5.75%	07/15/2053	600	580,158
Lakeland (City of), FL (Florida Southern College);
Series 2012 A, Ref. RB	5.00%	09/01/2029	1,255	1,328,129
Series 2012 A, Ref. RB	5.00%	09/01/2037	1,000	1,041,910
Lakeland (City of), FL (Lakeland Regional Health); Series 2015, RB	5.00%	11/15/2040	3,000	3,200,670
Lee Memorial Health System; Series 2019 A-1, Ref. RB	4.00%	04/01/2037	4,000	4,264,800
Lucaya Community Development District; Series 2005, RB	5.38%	05/01/2035	1,200	1,200,300
Magnolia Creek Community Development District; Series 2007 A, RB(c)(d)	5.90%	05/01/2039	1,775	319,500
Magnolia West Community Development District; Series 2017, RB	5.35%	05/01/2037	85	85,574
Miami-Dade (County of), FL; Series 2019 B, RB	4.00%	10/01/2049	4,000	4,628,120
Miami-Dade (County of), FL Seaport; Series 2013 A, RB	5.50%	10/01/2042	3,000	3,287,880
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miromar Lakes Community Development District;
Series 2012, Ref. RB	5.38%	05/01/2032	$ 735	$ 749,597
Series 2015, Ref. RB	5.00%	05/01/2035	1,215	1,244,415
Monterey/Congress Community Development District; Series 2005 A, RB	5.38%	05/01/2036	2,830	2,792,672
Naturewalk Community Development District; Series 2007 A, RB(c)(d)	5.50%	05/01/2038	335	264,650
Orlando (City of), FL; Series 2008, RB (INS - AGC)(a)	5.50%	11/01/2038	180	180,346
Orlando (City of), FL Utilities Commission; Series 2018 A, RB	5.00%	10/01/2038	3,000	3,724,170
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,250	2,597,940
Palace Coral Gables Community Development District;
Series 2011, RB	5.00%	05/01/2032	450	484,092
Series 2011, RB	5.63%	05/01/2042	1,000	1,085,670
Palm River Community Development District; Series 2007 A, RB(c)(d)	5.38%	05/01/2036	510	255,000
Pine Ridge Plantation Community Development District; Series 2006 A, RB	5.40%	05/01/2037	1,098	1,070,162
Polk (County of), FL Industrial Development Authority (Carpenter’s Home Estates); Series 2019, Ref. IDR	5.00%	01/01/2049	750	717,030
Reunion East Community Development District;
Series 2002 A-2, RB(c)(d)	7.38%	05/01/2033	860	9
Series 2005, RB(c)(d)	5.80%	05/01/2036	810	8
Ridgewood Trails Community Development District; Series 2007 A, RB	5.65%	05/01/2038	15	11,733
River Glen Community Development District; Series 2006 A, RB(c)(d)	5.45%	05/01/2038	2,400	1,320,000
Santa Rosa (City of), FL Bay Bridge Authority; Series 1996 C, RB (INS - ACA)(a)	6.25%	07/01/2028	274	272,070
Sarasota (County of), FL (School of Arts and Sciences);
Series 2010, RB	6.75%	07/01/2030	3,085	3,090,430
Series 2010, RB	6.50%	07/01/2040	4,535	4,540,442
South Bay Community Development District;
Series 2005 A, RB(c)(d)	5.95%	05/01/2036	1,645	16
Series 2005 A-1, Ref. RB	5.95%	05/01/2036	1,900	1,526,479
Series 2005 A-2, Ref. RB(b)(c)(d)	6.60%	05/01/2036	2,530	1,275,297
Series 2005 B-1, Ref. RB	5.13%	12/31/2049	2,035	2,035,000
Series 2005 B-2, Ref. RB(b)(c)(d)	6.60%	05/01/2025	935	470,829
St. Johns (County of), FL Industrial Development Authority (Bayview); Series 2007 A, Ref. RB(c)(d)	5.25%	10/01/2041	400	280,000
St. Johns (County of), FL Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB(f)(g)	6.00%	08/01/2020	1,500	1,514,115
Villages of Avignon Community Development District; Series 2007 A, RB(c)(d)	5.40%	05/01/2037	250	17,500
Vista Community Development District; Series 2006 A, RB	5.38%	05/01/2037	3,855	3,781,408
Waterford Estates Community Development District; Series 2006 A, RB(c)(d)	5.50%	05/01/2037	2,031	1,421,523
Water’s Edge Community Development District;
Series 2012 A-1, Ref. RB	5.35%	05/01/2039	15	14,937
Series 2012 A-2, Ref. RB(b)	6.60%	05/01/2039	205	171,396
Waterstone Community Development District;
Series 2007 A, RB(b)(d)	6.88%	05/01/2037	146	94,346
Series 2007 B, RB(d)(h)	0.00%	11/01/2028	993	515,601
West Villages Improvement District;
Series 2005 A-1, RB	5.75%	05/01/2036	3,340	2,623,303
Series 2005 A-2, RB(c)(d)	5.75%	05/01/2036	2,925	1,696,500
Westridge Community Development District; Series 2005, RB(c)	5.80%	05/01/2037	455	370,279
Westside Community Development District;
Series 2005, RB(c)(d)	5.65%	05/01/2037	250	117,500
Series 2019 2, RB(c)(d)	5.65%	05/01/2037	555	406,454
Wyld Palms Community Development District; Series 2007 A, RB(c)(d)	5.50%	05/01/2038	1,445	346,800
Zephyr Ridge Community Development District; Series 2006 A, RB(c)(d)	5.63%	05/01/2037	978	430,611
				101,723,137
Georgia–1.40%
Atlanta (City of), GA; Series 2019 A, RB	4.00%	07/01/2049	9,895	10,815,730
Atlanta (City of), GA Urban Residential Finance Authority (Trestletree Village Apartments); Series 2013 A, RB	5.00%	11/01/2048	565	589,820
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Georgia–(continued)
Floyd (County of), GA Development Authority;
Series 2018 A, RB	5.75%	12/01/2033	$ 1,055	$ 928,453
Series 2018 A, RB	6.00%	12/01/2038	2,145	1,852,744
Series 2018 A, RB	6.25%	12/01/2048	5,280	4,524,221
Series 2018 A, RB	6.50%	12/01/2053	3,040	2,662,432
Fulton (County of), GA Development Authority; Series 2016 A, Ref. RB	5.00%	07/01/2046	3,000	3,398,940
Georgia State Environmental Loan Acquisition Corp.; Series 2011, RB	5.13%	03/15/2031	445	446,397
Main Street Natural Gas, Inc.; Series 2019 A, RB	5.00%	05/15/2043	1,040	1,165,996
Oconee (County of), GA Industrial Development Authority;
Series 2018 A-1, RB	6.13%	12/01/2038	880	784,115
Series 2018 A-1, RB	6.25%	12/01/2048	1,230	1,065,537
Series 2018 A-1, RB	6.38%	12/01/2053	1,030	890,837
Series 2018 A-2, RB(g)	5.50%	12/01/2028	700	648,375
Randolph (County of), GA; Series 2012 A, GO Bonds	5.00%	04/01/2030	520	553,181
				30,326,778
Guam–0.08%
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	1,500	1,661,550
Idaho–0.92%
American Falls Reservoir District; Series 2000, Ref. VRD RB(k)	0.75%	02/01/2025	19,885	19,885,000
Illinois–5.65%
Chicago (City of) (O’Hare International Airport); Series 2016 B, Ref. RB	5.00%	01/01/2041	3,000	3,334,710
Chicago (City of), IL; Series 2012, RB (INS - BAM)(a)	4.00%	01/01/2042	6,000	6,131,100
Chicago (City of), IL (Chicago O’Hare International Airport); Series 2015 B, Ref. RB	5.00%	01/01/2034	2,500	2,792,700
Chicago (City of), IL Board of Education;
Series 1998 B-1, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	915	807,991
Series 1999 A, GO Bonds (INS - NATL)(a)(h)	0.00%	12/01/2024	1,405	1,240,685
Series 2016, RB	6.00%	04/01/2046	4,300	4,517,967
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2026	775	897,620
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2028	2,250	2,660,670
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2031	1,000	1,160,420
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	12/01/2034	1,205	1,377,375
Cook County Community School District No. 147; Series 2004 A, Ref. GO Bonds (INS - ACA)(a)	7.13%	06/01/2024	2,400	2,698,848
Du Page (County of), IL Special Service Area No. 31; Series 2006, RB	5.63%	03/01/2036	318	305,614
Gilberts (Village of), IL; Series 2014, Ref. RB (INS - AGM)(a)	5.00%	03/01/2035	2,000	2,267,420
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	690	614,774
Harvey (City of), IL;
Series 2007 A, Ref. GO Bonds(c)	5.50%	12/01/2027	2,225	1,524,125
Series 2007 A, Ref. GO Bonds(c)	5.63%	12/01/2032	1,000	685,000
Series 2008, RB	6.88%	08/01/2028	3,680	3,511,162
Illinois (State of);
Series 2014, GO Bonds	5.00%	04/01/2025	2,000	2,031,180
Series 2014, GO Bonds	5.00%	02/01/2039	1,525	1,526,418
Series 2016, GO Bonds (INS - BAM)(a)	4.00%	06/01/2041	5,000	5,004,400
Series 2017 C, GO Bonds	5.00%	11/01/2029	3,000	3,036,930
Series 2018 A, GO Bonds	5.00%	05/01/2036	2,610	2,626,834
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2029	6,500	6,587,945
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2032	3,000	3,040,590
Series 2018 A, Ref. GO Bonds	5.00%	10/01/2033	750	760,148
Series 2018 B, Ref. GO Bonds	5.00%	10/01/2029	5,000	5,067,650
Series 2020, GO Bonds	5.50%	05/01/2039	3,750	3,939,900
Illinois (State of) Finance Authority;
Series 2012 A, RB	5.75%	10/01/2032	500	519,350
Series 2012 A, RB	6.00%	10/01/2048	450	464,360
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2010, RB	5.50%	06/15/2050	250	250,420
Illinois (State of) Regional Transportation Authority; Series 2018 B, RB	4.00%	06/01/2043	1,365	1,503,356
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Sports Facilities Authority; Series 2014, Ref. RB (INS - AGM)(a)	5.25%	06/15/2032	$ 2,000	$ 2,164,140
Illinois (State of) Sports Facilities Authority (The);
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2028	405	470,015
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2029	455	533,087
Series 2019, Ref. RB (INS - BAM)(a)	5.00%	06/15/2030	245	285,165
Jefferson County Township High School District No. 201;
Series 2012 A, GO Bonds	6.50%	12/30/2027	895	1,191,558
Series 2012 A, GO Bonds	6.50%	12/30/2028	955	1,304,005
Series 2012 A, GO Bonds	6.50%	12/30/2031	1,160	1,676,420
Lakemoor (Village of), IL; Series 2006, Ref. RB (INS - AGC)(a)	5.00%	03/01/2027	3,220	3,226,923
Lincolnshire (Village of), IL; Series 2004, RB	6.25%	03/01/2034	2,207	2,207,486
Markham (City of), IL; Series 2008 B, GO Bonds	5.75%	02/01/2028	480	473,045
Metropolitan Pier & Exposition Authority; Series 1998 A, RB (INS - AGM)(a)	5.50%	12/15/2023	760	809,408
Northern Illinois Municipal Power Agency; Series 2016 A, Ref. RB	4.00%	12/01/2041	1,050	1,140,184
Plano (City of), IL Special Service Area No. 5; Series 2006, RB(c)(d)	6.00%	03/01/2036	554	393,340
Regional Transportation Authority; Series 2018 XF2618, Revenue Ctfs.(i)	4.00%	06/01/2043	18,000	19,824,480
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB (INS - BAM)(a)	5.25%	01/01/2048	5,000	5,665,100
Southwestern Illinois Development Authority;
Series 2006, RB	5.63%	11/01/2026	890	716,183
Series 2008 A, Ref. RB(d)	7.00%	10/01/2022	2,995	1,737,100
Southwestern Illinois Development Authority (Eden Retirement Center, Inc.); Series 2006, RB	5.85%	12/01/2036	500	392,120
Stephenson County School District No. 145;
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2032	1,155	1,462,138
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2033	850	1,067,336
Series 2018 A, Ref. GO Bonds (INS - AGM)(a)	5.00%	02/01/2034	750	939,465
Yorkville (United City of), IL; Series 2013, Ref. RB	5.00%	03/01/2033	1,848	1,677,134
				122,243,494
Indiana–1.54%
Columbus (City of), IN; Series 2019, RB	5.63%	05/01/2039	3,575	2,969,002
Indiana (State of) Finance Authority;
Series 2011, RB(f)(g)	5.25%	09/15/2021	2,885	3,073,968
Series 2011, RB(f)(g)	6.38%	09/15/2021	4,250	4,588,640
Series 2011, RB(f)(g)	6.50%	09/15/2021	4,750	5,132,897
Series 2016 A, RB	5.50%	04/01/2026	1,620	1,918,015
Indiana (State of) Municipal Power Agency; Series 2016 A, Ref. RB	5.00%	01/01/2037	7,500	8,936,400
Indianapolis (City of), IN;
Series 2009 A, RB	7.00%	02/01/2039	2,025	1,903,946
Series 2010 A, RB(f)(g)	5.75%	07/01/2020	875	878,745
Series 2010 A, RB(f)(g)	6.00%	07/01/2020	3,825	3,842,059
				33,243,672
Iowa–0.22%
Iowa (State of) Finance Authority;
Series 2007 B, RB	5.38%	06/01/2025	220	202,530
Series 2007, RB(c)	5.90%	12/01/2028	400	20,000
Series 2012, RB	5.00%	08/15/2028	1,685	1,798,956
Series 2018 B, Ref. RB	5.00%	02/15/2048	1,300	1,531,816
Xenia (City of), IA Rural Water District; Series 2016, Ref. RB	5.00%	12/01/2036	1,000	1,155,560
				4,708,862
Kansas–0.04%
Pittsburg (City of), KS; Series 2006, RB	4.90%	04/01/2024	1,075	937,658
Kentucky–3.02%
Kentucky (State of) Economic Development Finance Authority (Catholic Health); Series 2004 C, VRD RB(k)	0.33%	05/01/2034	15,000	15,000,000
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Municipal Power Agency;
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2032	$ 5,480	$ 6,320,961
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2033	11,525	13,238,422
Series 2016 A, Ref. RB (INS - NATL)(a)	5.00%	09/01/2034	5,000	5,728,500
Kentucky (State of) Property & Building Commission (Project No. 115);
Series 2017, RB	5.00%	04/01/2037	2,500	2,850,450
Series 2017, RB (INS - BAM)(a)	5.00%	04/01/2038	2,500	2,880,150
Kentucky (State of) Property & Building Commission (Project No. 119);
Series 2018, RB	5.00%	05/01/2035	1,500	1,737,300
Series 2018, RB	5.00%	05/01/2036	1,170	1,352,309
Series 2018, RB	5.00%	05/01/2037	4,605	5,316,242
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	10,000	10,937,900
Springfield (City of), KY; Series 2004, Ref. RB(c)(d)	5.75%	10/01/2035	15	150
				65,362,384
Louisiana–1.58%
Denham Springs (City of) & Livingston (Parish of), LA Housing & Mortgage Finance Authority; Series 2007, RB (CEP - GNMA)	5.00%	11/01/2040	6	6,626
Louisiana (State of) Public Facilities Authority;
Series 2015, Ref. RB (INS - AGM)(a)	5.00%	06/01/2042	2,500	2,889,550
Series 2017, RB	5.00%	07/01/2057	1,300	1,405,781
Series 2017, Ref. RB	5.00%	07/01/2032	395	246,875
Series 2017, Ref. RB	5.00%	07/01/2033	300	187,500
Series 2017, Ref. RB	5.00%	07/01/2037	345	215,625
Series 2017, Ref. RB	5.00%	05/15/2042	7,500	8,404,800
Louisiana (State of) Stadium & Exposition District; Series 2013 A, Ref. RB	5.00%	07/01/2028	50	50,250
Louisiana Housing Corp.;
Series 2009 A, RB	6.88%	09/01/2029	8,280	7,790,983
Series 2009 A, RB	7.25%	09/01/2039	5,000	4,407,600
Louisiana State Citizens Property Insurance Corp.; Series 2012, Ref. RB(f)(g)	5.00%	06/01/2022	1,585	1,735,908
Louisiana State University & Agricultural & Mechanical College Board of Supervisors; Series 2016 A, Ref. RB	5.00%	07/01/2040	4,035	4,465,413
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System);
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2043	700	830,242
Series 2018 A, RB (INS - AGM)(a)	5.00%	10/01/2048	1,280	1,508,915
				34,146,068
Maine–0.34%
Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center);
Series 2011, RB	7.50%	07/01/2032	5,000	5,204,650
Series 2011, RB	6.75%	07/01/2036	2,000	2,060,500
				7,265,150
Maryland–1.51%
Baltimore (County of), MD (Riderwood Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	5,250	5,479,372
Series 2020, Ref. RB	4.00%	01/01/2050	6,000	6,232,380
Gaithersburg (City of), MD; Series 2018 A, Ref. RB	5.00%	01/01/2036	1,500	1,581,150
Maryland (State of) Health & Higher Educational Facilities Authority;
Series 1996, RB (INS - AMBAC)(a)	5.38%	07/01/2020	10	10,013
Series 2001, RB (INS - AMBAC)(a)	5.00%	07/01/2034	5	5,043
Series 2004, RB (INS - AMBAC)(a)	5.00%	07/01/2034	15	15,129
Series 2007, Ref. RB	4.75%	07/01/2034	10	10,005
Series 2016, Ref. RB	5.00%	06/01/2036	400	440,692
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	5,250	5,623,905
Series 2020 B, RB	4.00%	04/15/2050	5,000	5,308,450
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Maryland–(continued)
Maryland Economic Development Corp.;
Series 2012, Ref. RB	5.00%	07/01/2034	$ 1,000	$ 1,034,080
Series 2016, Ref. RB (INS - AGM)(a)	5.00%	06/01/2035	4,530	5,179,919
Prince George’s (County of), MD; Series 2005, RB	5.25%	07/01/2035	1,653	1,654,653
				32,574,791
Massachusetts–1.28%
Commonwealth of Massachusetts; Series 2016 XF0530, Revenue Ctfs.(i)	5.00%	12/01/2035	20,000	24,713,800
Massachusetts (State of) Development Finance Agency;
Series 2011 B, RB(h)	0.00%	11/15/2056	364	50,388
Series 2011, RB	5.50%	07/01/2026	750	761,595
Series 2011, RB	6.00%	07/01/2031	25	25,446
Series 2016 I, Ref. RB	5.00%	07/01/2036	2,000	2,191,600
				27,742,829
Michigan–4.06%
Detroit (City of), MI;
Series 2003 B, RB (INS - AGM)(a)	7.50%	07/01/2033	60	60,306
Series 2011 A, RB(f)(g)	5.00%	07/01/2021	1,000	1,051,220
Detroit (City of), MI Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2048	1,350	1,527,404
Detroit (City of), MI Water and Sewerage Department; Series 2012 A, Ref. RB	5.00%	07/01/2032	2,155	2,323,305
Detroit City School District;
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2028	1,100	1,184,073
Series 2012 A, Ref. GO Bonds	5.00%	05/01/2031	680	728,742
Detroit Downtown Development Authority; Series 2018 A, Ref. RB (INS - AGM)(a)	5.00%	07/01/2043	150	170,030
Grand Traverse Academy; Series 2007, Ref. RB	5.00%	11/01/2022	315	315,000
Michigan (State of) Finance Authority;
Series 2005 A, RB	6.00%	12/01/2035	1,155	1,122,140
Series 2008 C, RB(h)	0.00%	06/01/2058	623,000	23,555,630
Series 2010 A, RB	5.90%	12/01/2030	600	600,288
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	1,000	1,176,400
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2026	895	1,052,878
Series 2014 D-6, Ref. RB (INS - NATL)(a)	5.00%	07/01/2027	930	1,092,815
Series 2014, Ref. RB(e)	6.75%	07/01/2044	6,000	6,027,060
Series 2015 C, RB	5.00%	07/01/2034	2,200	2,604,602
Series 2018, Ref. RB	5.75%	11/01/2040	635	659,841
Michigan (State of) Finance Authority (CHE Trinity Health Credit Group); Series 2013 MI-4, Ref. RB	5.00%	12/01/2039	5,000	6,010,050
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,000	1,120,900
Series 2014 D-4, Ref. RB	5.00%	07/01/2032	2,450	2,753,408
Series 2014 D-4, Ref. RB	5.00%	07/01/2034	1,000	1,118,820
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2016, Ref. RB	5.00%	11/15/2041	6,300	7,134,561
Michigan (State of) Strategic Fund; Series 2007, RB	5.85%	08/31/2027	6,823	6,190,616
Michigan State University; Series 2019 B, RB	5.00%	02/15/2048	1,650	2,005,625
Michigan State University Board of Trustees; Series 2019 B, RB	5.00%	02/15/2044	1,180	1,441,016
Plymouth Educational Center Charter School;
Series 2005, Ref. RB	5.38%	11/01/2030	400	267,540
Series 2005, Ref. RB	5.63%	11/01/2035	1,325	795,212
Renaissance Public School Academy; Series 2012 A, RB	6.00%	05/01/2037	500	502,295
Walled Lake Consolidated School District;
Series 2019, GO Bonds	4.00%	05/01/2039	600	699,576
Series 2019, GO Bonds	4.00%	05/01/2040	1,220	1,415,298
Series 2019, GO Bonds	4.00%	05/01/2041	2,485	2,869,454
Series 2019, GO Bonds	5.00%	05/01/2044	3,270	4,112,548
Series 2019, GO Bonds	5.00%	05/01/2049	3,270	4,089,102
				87,777,755
Minnesota–0.27%
Bethel (City of), MN; Series 2018 A, Ref. RB	5.50%	12/01/2048	1,050	867,783
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Minnesota–(continued)
Duluth (City of), MN Economic Development Authority; Series 2018 A, Ref. RB	5.00%	02/15/2043	$ 2,300	$ 2,582,210
Minnesota (State of) Higher Education Facilities Authority; Series 2017, Ref. RB	5.00%	10/01/2047	900	922,428
Mound (City of), MN Housing & Redevelopment Authority; Series 2006, Ref. RB	5.00%	02/15/2027	721	697,041
St. Paul (City of), MN (Presbyterian Homes Bloomington); Series 2017, Ref. RB	5.00%	09/01/2042	680	686,678
				5,756,140
Mississippi–0.97%
Mississippi (State of) Development Bank; Series 2016, RB	5.00%	12/01/2046	10,000	12,132,000
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.);
Series 2010 H, VRD IDR(k)	0.03%	11/01/2035	4,430	4,430,000
Series 2010 I, VRD IDR(k)	0.03%	11/01/2035	4,350	4,350,000
				20,912,000
Missouri–1.14%
370/Missouri Bottom Road/Taussig Road Transportation Development District (Hazelwood); Series 2002, RB(c)(d)	7.20%	05/01/2049	14,360	4,882,400
Branson (City of), MO Industrial Development Authority;
Series 2005 A, RB(d)	7.05%	05/01/2027	70	46,943
Series 2007 A, RB(d)	5.75%	05/01/2026	785	535,566
Broadway-Fairview Transportation Development District; Series 2006 A, RB(d)(j)	5.88%	12/01/2031	675	438,750
Chillicothe (City of), MO; Series 2006, RB(d)	5.63%	04/01/2027	400	310,052
Chillicothe (City of), MO (South U.S. 65); Series 2006, RB(d)	5.50%	04/01/2021	90	84,149
Columbia (City of), MO Housing Authority;
Series 2015, RB	5.00%	12/15/2040	580	569,763
Series 2015, RB	5.13%	12/15/2050	1,330	1,289,076
Grindstone Plaza Transportation Development District; Series 2006 A, RB	5.50%	10/01/2031	355	295,704
Hollister (City of), MO; Series 2019, RB(e)	5.63%	10/01/2039	5,525	5,108,084
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB(e)	5.00%	04/01/2046	295	258,585
Lee’s Summit (City of), MO Industrial Development Authority;
Series 2007, RB(c)(d)	5.50%	03/01/2021	140	89,600
Series 2007, RB(c)	5.75%	03/01/2029	250	160,000
Maplewood (City of), MO (Maplewood South Redevelopment Area); Series 2005, Ref. RB	5.75%	11/01/2026	2,100	1,995,126
Northwoods Transportation Development District; Series 2006 A, RB	5.85%	02/01/2031	54	45,699
St Louis (County of), MO; Series 2007 A, RB(d)	5.50%	09/02/2028	373	167,850
St. Charles (County of), MO Industrial Development Authority; Series 2016, RB(e)	5.00%	10/01/2046	1,025	888,890
St. Louis (City of), MO;
Series 2006 A, RB(d)(j)	6.00%	08/04/2025	481	96,200
Series 2007, RB(d)	5.50%	05/29/2028	661	255,801
St. Louis (City of), MO Land Clearance for Redevelopment Authority; Series 2018 A, RB	5.00%	04/01/2048	3,250	3,562,390
St. Louis (County of), MO;
Series 2006, RB(d)(j)	6.00%	08/21/2026	1,391	415,430
Series 2006, RB(d)	5.50%	03/09/2027	1,879	770,390
Series 2007 A, RB(d)	5.50%	01/20/2028	758	379,000
Series 2007 B, RB(d)(j)	5.50%	01/20/2028	466	111,840
Series 2008 A, RB(d)	6.60%	01/21/2028	3,255	1,464,750
Series 2008, RB(d)(j)	6.69%	04/21/2029	1,080	183,600
Stone Canyon Community Improvement District;
Series 2007, RB(c)(d)	5.70%	04/01/2022	620	161,200
Series 2007, RB(c)(d)	5.75%	04/01/2027	320	83,200
				24,650,038
Montana–0.04%
Hardin (City of), MT; Series 2006, RB(b)(d)(j)	6.25%	09/01/2031	11,710	819,700
Nebraska–0.71%
Central Plains Energy Project (No. 3);
Series 2012, RB(l)	5.25%	09/01/2037	9,510	10,275,175
Series 2017 A, Ref. RB	5.00%	09/01/2037	4,000	5,149,960
				15,425,135
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Nevada–0.47%
Clark (County of) (Stadium Improvement Bonds); Series 2018 A, GO Bonds	5.00%	05/01/2048	$ 2,500	$ 3,018,650
Clark (County of), NV;
Series 2007 A, RB	5.00%	02/01/2026	320	320,550
Series 2007 A, RB	5.05%	02/01/2031	255	255,296
Clark County School District; Series 2018 B, GO Bonds (INS - BAM)(a)	5.00%	06/15/2036	5,280	6,492,499
				10,086,995
New Hampshire–0.32%
Manchester Housing & Redevelopment Authority, Inc.; Series 2000 B, RB (INS - ACA)(a)(h)	0.00%	01/01/2029	305	186,733
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	3,983	4,082,945
New Hampshire (State of) Business Finance Authority;
Series 2019 A, RB(e)	5.25%	07/01/2039	410	367,171
Series 2019 A, RB(e)	5.63%	07/01/2046	230	207,522
Series 2019 A, RB(e)	5.75%	07/01/2054	570	516,660
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2027	1,500	1,573,350
				6,934,381
New Jersey–7.95%
Atlantic City (City of), NJ;
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2032	250	304,755
Series 2017 A, Ref. GO Bonds	5.00%	03/01/2037	500	597,650
Series 2017 B, GO Bonds (INS - AGM)(a)	4.00%	03/01/2042	3,510	3,884,517
Casino Reinvestment Development Authority;
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2030	2,000	2,194,020
Series 2014, Ref. RB (INS - AGM)(a)	5.00%	11/01/2032	2,000	2,177,200
New Jersey (State of) Economic Development Authority;
Series 2016 AAA, RB	5.00%	06/15/2041	3,000	3,086,430
Series 2017 A, RB	5.00%	07/01/2032	500	494,180
Series 2017 A, RB	5.00%	07/01/2047	200	182,586
Series 2017 DDD, RB	5.00%	06/15/2028	1,930	2,082,721
Series 2017 DDD, RB	5.00%	06/15/2029	3,500	3,766,875
Series 2017, Ref. RB (INS - AGM)(a)	5.00%	06/01/2037	1,000	1,174,060
Series 2018 A, RB	5.00%	06/15/2042	3,500	3,609,480
Series 2018 A, RB	5.00%	06/15/2047	735	753,581
Series 2018 A, RB(e)	6.50%	11/01/2052	220	238,498
Series 2018 C, RB	5.00%	06/15/2031	4,855	5,192,568
Series 2019, RB	4.00%	06/15/2044	3,000	2,758,470
New Jersey (State of) Economic Development Authority (Newark Downtown District Management Corp.); Series 2019, Ref. RB	5.13%	06/15/2037	1,015	1,215,199
New Jersey (State of) Health Care Facilities Financing Authority; Series 2015 A, RB (INS - AGM)(a)	5.00%	07/01/2029	2,100	2,257,794
New Jersey (State of) Transportation Trust Fund Authority;
Series 2004 A, RB (INS - NATL)(a)	5.75%	06/15/2024	11,570	12,539,913
Series 2005 B, RB (INS - NATL)(a)	5.50%	12/15/2021	5,975	6,161,181
Series 2009 D, RB	5.00%	06/15/2032	5,015	5,212,842
Series 2011 A, RB(f)(g)	6.00%	06/15/2021	4,555	4,829,803
Series 2016, RN	5.00%	06/15/2030	6,000	6,457,920
Series 2018 A, Ref. RN	5.00%	06/15/2029	6,660	7,205,387
Series 2018 A, Ref. RN	5.00%	06/15/2030	945	1,017,122
Series 2018 A, Ref. RN	5.00%	06/15/2031	880	942,744
New Jersey (State of) Turnpike Authority;
Series 2015 E, RB	5.00%	01/01/2034	7,000	7,963,200
Series 2019 A, RB	4.00%	01/01/2048	10,000	10,841,400
Series 2019 A, RB	5.00%	01/01/2048	3,000	3,549,060
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
Tobacco Settlement Financing Corp.;
Series 2018 A, Ref. RB	5.00%	06/01/2028	$ 3,500	$ 4,318,335
Series 2018 A, Ref. RB	5.00%	06/01/2029	4,500	5,513,265
Series 2018 A, Ref. RB	5.00%	06/01/2030	5,000	6,089,700
Series 2018 A, Ref. RB	5.00%	06/01/2031	7,100	8,596,893
Series 2018 A, Ref. RB	5.00%	06/01/2034	13,000	15,469,870
Series 2018 A, Ref. RB	5.00%	06/01/2035	4,000	4,739,680
Series 2018 A, Ref. RB	5.00%	06/01/2037	3,000	3,524,370
Series 2018 A, Ref. RB	5.00%	06/01/2046	6,000	6,592,320
Series 2018 B, Ref. RB	5.00%	06/01/2046	13,700	14,381,027
				171,916,616
New Mexico–0.09%
Boulders Public Improvement District; Series 2015, RB	5.75%	10/01/2044	230	217,339
Trails Public Improvement District; Series 2008, RB	7.75%	10/01/2038	1,775	1,691,557
				1,908,896
New York–10.72%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2016 A, Ref. RB	5.00%	07/15/2042	3,250	3,207,003
Hudson Yards Infrastructure Corp;
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2037	8,500	10,068,590
Series 2017 XF0549, Revenue Ctfs.(i)	5.00%	02/15/2039	7,500	8,835,900
Metropolitan Transportation Authority;
Series 2015 C-1, Ref. RB	5.00%	11/15/2035	10,500	10,988,670
Series 2016 A1, RB	5.25%	11/15/2056	14,375	15,312,537
Series 2016 C-1, RB	5.25%	11/15/2056	5,000	5,350,150
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, RB	5.25%	11/15/2057	3,500	3,758,790
MTA Hudson Rail Yards Trust Obligations; Series 2016 A, RB	5.00%	11/15/2056	13,150	14,386,757
New York & New Jersey (States of) Port Authority; Series 2016 198, Ref. RB	5.25%	11/15/2056	10,000	11,907,700
New York (City of), NY;
Series 2014 I-2, VRD GO Bonds(k)	0.02%	03/01/2040	5,600	5,600,000
Series 2018 DD1, RB	5.00%	06/15/2048	10,000	12,211,500
Series 2018 E-1, GO Bonds	5.00%	03/01/2040	10,065	12,138,793
New York (City of), NY Municipal Water Finance Authority;
Series 2015 GG, Ref. RB	5.00%	06/15/2039	10,000	11,762,300
Subseries 2012 A-1, VRD RB(k)	0.02%	06/15/2044	6,700	6,700,000
New York (City of), NY Transitional Finance Authority;
Series 2018 S-3, RB	5.00%	07/15/2043	14,000	16,989,000
Series 2019 B-1, RB	4.00%	11/01/2045	4,000	4,553,680
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	285	305,888
New York (State of) Dormitory Authority;
Series 2015 B, RB	5.00%	03/15/2033	10,000	11,913,000
Series 2015 B, Ref. RB	5.00%	07/01/2028	2,650	3,133,069
Series 2016 A, RB	5.00%	03/15/2035	5,000	6,015,250
Series 2020 D, Ref. RB	4.00%	02/15/2047	7,000	7,968,100
New York (State of) Housing Finance Agency (505 West 37th Street); Series 2009 A, VRD RB (LOC - Landesbank Hessen-thrgn)(k)(m)	0.04%	05/01/2042	3,140	3,140,000
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	5,880	6,279,722
New York Counties Tobacco Trust II; Series 2001, RB	5.75%	06/01/2043	65	65,035
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,075	7,985,527
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,214,570
Series 2002 A, RB	4.00%	11/15/2050	5,000	5,834,500
New York State Thruway Authority; Series 2020 N, RB	4.00%	01/01/2045	5,000	5,582,350
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	3,000	3,743,460
TSASC, Inc.;
Series 2016 B, Ref. RB	5.00%	06/01/2045	5,450	5,137,170
Series 2017 A, Ref. RB	5.00%	06/01/2036	2,455	2,776,163
				231,865,174
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Carolina–0.28%
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB (INS - AGM)(a)	5.00%	01/01/2038	$ 5,000	$ 6,029,200
Ohio–3.48%
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	28,330	28,632,281
Series 2020 B-3, Ref. RB(h)	0.00%	06/01/2057	49,575	6,413,022
Cleveland (City of) & Cuyahoga (County of), OH Port Authority; Series 2010, RB	6.00%	11/15/2035	3,445	3,533,295
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	2,475	2,648,770
Series 2017, Ref. RB	5.50%	02/15/2057	1,050	1,104,800
Greater Cincinnati (Port of), OH Development Authority;
Series 2004, RB	6.30%	02/15/2024	1,015	943,940
Series 2004, RB	6.40%	02/15/2034	5,860	4,816,510
Greene (County of), OH;
Series 2002 A, RB (INS - ACA)(a)	5.50%	09/01/2027	1,000	1,000,460
Series 2002 A, RB (INS - ACA)(a)	5.63%	09/01/2032	255	255,061
Jeffrey Place New Community Authority; Series 2007 A, RB	5.00%	12/01/2022	285	285,077
Ohio (State of);
Series 2017 A, GO Bonds	5.00%	03/15/2036	5,000	5,738,650
Series 2020 A, Ref. RB	5.00%	01/15/2050	3,905	4,574,864
Ohio (State of) Higher Educational Facility Commission; Series 2018, Ref. RB	5.25%	01/01/2038	1,350	1,170,814
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic); Series 2008 B4, Ref. VRD RB(k)	0.02%	01/01/2043	9,900	9,900,000
Portage (County of), OH Port Authority; Series 2012, RB	5.00%	12/01/2037	4,065	4,110,040
Toledo (City of) & Lucas (County of), OH Port Authority; Series 2007 A, RB	5.40%	11/01/2036	314	259,330
				75,386,914
Oklahoma–0.17%
Carter (County of), OK Public Facilities Authority; Series 2018, RB	5.00%	09/01/2032	3,070	3,647,651
Oregon–0.03%
Oregon (State of) Facilities Authority;
Series 2010 A, RB(e)(f)(g)	6.13%	09/01/2020	240	243,420
Series 2010 A, RB(e)(f)(g)	6.38%	09/01/2020	500	507,435
				750,855
Pennsylvania–6.78%
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Obligated Group); Series 2018 A, Ref. RB	5.00%	04/01/2036	2,825	3,327,313
Berks (County of), PA Industrial Development Authority (Tower Health); Series 2017, Ref. RB	5.00%	11/01/2047	1,600	1,667,008
Bethlehem Area School District; Series 2015 A, GO Bonds	5.00%	08/01/2033	5,000	6,011,650
Commonwealth Financing Authority;
Series 2018, RB	5.00%	06/01/2030	1,250	1,534,300
Series 2018, RB	5.00%	06/01/2032	3,000	3,624,540
Series 2018, RB	5.00%	06/01/2033	2,000	2,400,480
Series 2018, RB	5.00%	06/01/2034	1,760	2,104,960
Delaware (County of), PA Authority (Neumann University);
Series 2016, Ref. RB	5.00%	10/01/2031	1,425	1,391,441
Series 2016, Ref. RB	5.00%	10/01/2035	2,305	2,209,527
Pennsylvania (State of);
Series 2013 1, GO Bonds	4.00%	04/01/2032	5,000	5,364,500
Series 2018 1, GO Bonds	5.00%	03/01/2032	10,000	12,578,800
Series 2018 1, GO Bonds	4.00%	03/01/2035	12,500	14,276,000
Series 2018 1, GO Bonds (INS - BAM)(a)	4.00%	03/01/2036	4,175	4,881,911
Pennsylvania (State of) Public School Building Authority (Philadelphia School District);
Series 2012, RB(f)(g)	5.00%	04/01/2022	5,605	6,078,006
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2032	5,000	5,950,200
Series 2016 A, Ref. RB (INS - AGM)(a)	5.00%	06/01/2033	5,000	5,923,350
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania–(continued)
Pennsylvania (State of) Turnpike Commission;
Series 2009 E, RB(b)	6.38%	12/01/2038	$ 1,500	$ 1,875,885
Series 2016, Ref. RB	5.00%	06/01/2030	5,000	5,815,300
Series 2017 3, Ref. RB	5.00%	12/01/2040	5,125	5,908,510
Series 2017 B-1, RB	5.00%	06/01/2042	7,750	8,836,395
Series 2018 A-2, RB	5.00%	12/01/2048	7,000	8,296,330
Series 2019 A, RB (INS - AGM)(a)	4.00%	12/01/2049	8,500	9,362,325
Pennsylvania Turnpike Commission; Series 2014 A-3, RB(h)	0.00%	12/01/2041	3,450	1,733,659
Philadelphia (City of), PA;
Series 2017 15, Ref. RB	5.00%	08/01/2036	1,000	1,167,700
Series 2019 B, RB	5.00%	11/01/2049	7,155	8,825,335
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority (Temple University Health System); Series 2012 A, RB	5.63%	07/01/2042	3,500	3,646,895
Philadelphia (City of), PA Industrial Development Authority (Architecture & Design Charter High School); Series 2013, RB(d)	6.13%	03/15/2043	685	685,000
Philadelphia School District; Series 2016 F, Ref. GO Bonds	5.00%	09/01/2032	1,000	1,206,040
Pottsville (City of), PA Hospital Authority (Lehigh Valley); Series 2016 B, Ref. RB	5.00%	07/01/2041	4,000	4,488,520
Reading School District;
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2035	280	340,449
Series 2017, Ref. GO Bonds (INS - AGM)(a)	5.00%	03/01/2036	255	307,673
Scranton School District;
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2029	1,000	1,254,210
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2030	1,305	1,627,413
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2032	890	1,099,702
Series 2017 E, Ref. GO Bonds	5.00%	12/01/2033	710	875,324
				146,676,651
Puerto Rico–7.82%
Puerto Rico (Commonwealth of);
Series 2001 A, Ref. GO Bonds (INS - NATL)(a)	5.50%	07/01/2021	500	506,250
Series 2003 C-7, Ref. GO Bonds (INS - NATL)(a)	6.00%	07/01/2027	1,365	1,378,664
Series 2004 A, GO Bonds (INS - AGC)(a)	5.00%	07/01/2034	5	5,015
Series 2006 A, GO Bonds(c)	5.25%	07/01/2030	4,020	2,512,500
Series 2008 A, GO Bonds(c)	5.00%	07/01/2023	2,610	1,621,462
Series 2008 A, GO Bonds(c)	5.13%	07/01/2028	3,000	1,848,750
Series 2008 A, Ref. GO Bonds(c)	5.00%	07/01/2020	4,515	2,793,656
Series 2009 B, Ref. GO Bonds(c)	6.50%	07/01/2037	5,000	3,156,250
Series 2009 B, Ref. GO Bonds(c)	6.00%	07/01/2039	6,200	3,898,250
Series 2009 C, Ref. GO Bonds(c)	6.00%	07/01/2039	2,000	1,242,500
Series 2011 A, GO Bonds(c)	5.75%	07/01/2041	3,335	1,959,312
Series 2011 A, Ref. GO Bonds(c)	6.00%	07/01/2040	3,000	1,833,750
Series 2011 C, Ref. GO Bonds(c)	5.75%	07/01/2036	9,000	5,085,000
Series 2011 E, Ref. GO Bonds(c)	6.00%	07/01/2029	4,895	2,985,950
Series 2011 E, Ref. GO Bonds(c)	5.38%	07/01/2030	1,250	734,375
Series 2011 E, Ref. GO Bonds(c)	5.63%	07/01/2033	4,000	2,360,000
Series 2012 A, Ref. GO Bonds(c)	5.25%	07/01/2023	3,000	1,728,750
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2026	6,645	3,845,794
Series 2012 A, Ref. GO Bonds(c)	5.75%	07/01/2028	5,000	2,906,250
Series 2012 A, Ref. GO Bonds(c)	5.50%	07/01/2039	8,225	4,760,219
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2012 A, RB	5.25%	07/01/2029	1,885	1,922,700
Series 2012 A, RB	5.75%	07/01/2037	5,400	5,481,000
Series 2012 A, RB	5.25%	07/01/2042	5,880	5,821,200
Series 2012 A, RB	6.00%	07/01/2047	10,090	10,266,575
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2003 NN, RB(c)	5.50%	07/01/2020	$ 295	$ 183,638
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2023	30	30,173
Series 2005 RR, RB (INS - NATL)(a)	5.00%	07/01/2024	260	261,898
Series 2005 SS, Ref. RB (INS - NATL)(a)	5.00%	07/01/2025	4,000	4,029,200
Series 2007 VV, Ref. RB(c)	5.50%	07/01/2020	1,500	933,750
Series 2007 VV, Ref. RB (INS - NATL)(a)	5.25%	07/01/2025	1,690	1,713,542
Series 2008 WW-RSA-1, RB(c)	5.38%	07/01/2023	2,750	1,708,437
Series 2008 WW-RSA-1, RB(c)	5.25%	07/01/2025	1,985	1,230,700
Series 2010 AAA-RSA-1, RB(c)	5.25%	07/01/2028	2,830	1,754,600
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2022	1,850	1,142,375
Series 2010 CCC-RSA-1, RB(c)	5.00%	07/01/2028	2,500	1,543,750
Series 2010 XX, RB(c)	5.25%	07/02/2040	1,670	1,035,400
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	07/01/2022	410	254,200
Series 2010 ZZ-RSA-1, Ref. RB(c)	5.25%	12/31/2049	405	251,100
Series 2016 E-1, RB(c)	10.00%	01/01/2021	500	351,250
Series 2016 E-2, RB(c)	10.00%	07/01/2021	500	351,250
Puerto Rico (Commonwealth of) Government Employees Retirement System; Series 2008 A, RB(c)	6.45%	07/01/2055	10,000	1,925,000
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2003 A-A, RB (INS - AGC)(a)	5.00%	07/01/2035	10	10,024
Series 2003 G, RB (INS - NATL)(a)	5.00%	07/01/2033	20	19,284
Series 2004 I, RB (INS - FGIC)(a)(j)	5.00%	07/01/2022	40	30,000
Series 2007 M, RB(c)	5.00%	07/02/2046	3,500	1,618,750
Puerto Rico (Commonwealth of) Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority;
Series 1995 A, RB	5.63%	07/01/2022	1,520	1,521,900
Series 2002 A, Ref. RB (INS - ACA)(a)	5.00%	08/01/2032	1,230	1,232,411
Series 2012, Ref. RB	5.00%	10/01/2022	190	189,211
Puerto Rico (Commonwealth of) Infrastructure Financing Authority;
Series 2005 A, RB (INS - FGIC)(a)(j)	5.50%	07/01/2024	850	637,500
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2030	8,000	3,566,000
Series 2005 A, RB (INS - FGIC)(a)(c)(h)	0.00%	07/01/2031	8,695	3,695,810
Series 2005 A, RB (INS - FGIC)(a)(j)	5.50%	12/31/2049	750	562,500
Series 2005 B, RB(c)	5.00%	07/01/2041	65	16,250
Puerto Rico (Commonwealth of) Public Buildings Authority;
Series 2002 D, RB(c)	5.38%	07/01/2033	4,940	3,606,200
Series 2007 M-2, Ref. RB (INS - AMBAC)(a)	10.00%	07/01/2035	1,910	2,043,719
Series 2007 M-3, Ref. RB (INS - NATL)(a)	6.00%	07/01/2028	10,000	10,100,100
Series 2007 N, RB(c)	5.00%	07/01/2032	3,300	2,384,250
Series 2009 P, Ref. RB(c)	6.25%	07/01/2026	8,575	6,431,250
Series 2012 U, Ref. RB(c)	5.25%	07/01/2042	240	156,000
Puerto Rico Public Finance Corp.; Series 2011 B, RB(c)	5.50%	08/01/2031	5,615	92,648
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB(h)	0.00%	07/01/2029	2,362	1,711,482
Series 2018 A-1, RB(h)	0.00%	07/01/2031	3,043	2,002,994
Series 2018 A-1, RB(h)	0.00%	07/01/2033	3,425	2,056,507
Series 2018 A-1, RB(h)	0.00%	07/01/2046	34,472	8,949,965
Series 2018 A-1, RB(h)	0.00%	07/01/2051	28,082	5,327,155
Series 2018 A-1, RB	4.75%	07/01/2053	9,853	9,611,799
Series 2018 A-1, RB	5.00%	07/01/2058	4,400	4,414,344
Series 2019 A-2, RB	4.54%	07/01/2053	387	364,032
Series 2019 A-2, RB	4.78%	07/01/2058	5,172	5,025,270
University of Puerto Rico;
Series 2006 P, Ref. RB	5.00%	06/01/2026	1,305	1,280,531
Series 2006 P, Ref. RB	5.00%	06/01/2030	900	882,000
Series 2006 Q, RB	5.00%	06/01/2036	150	147,000
				169,041,321
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Rhode Island–0.27%
Central Falls Detention Facility Corp.; Series 2005, Ref. RB(c)	7.25%	07/15/2035	$ 4,915	$ 884,700
Rhode Island Housing & Mortgage Finance Corp.; Series 1992 10-A, RB	6.50%	04/01/2027	20	20,073
Tobacco Settlement Financing Corp.; Series 2015 A, Ref. RB	5.00%	06/01/2040	4,695	4,966,747
				5,871,520
South Carolina–0.15%
Richland (County of), SC; Series 2004, RB(d)	6.20%	11/01/2036	4,325	3,198,424
South Dakota–0.08%
Educational Enhancement Funding Corp.; Series 2013 B, RB	5.00%	06/01/2027	1,500	1,665,465
Tennessee–1.57%
Chattanooga (City of), TN Health, Educational & Housing Facility Board (CommonSpirit Health);
Series 2019 A-1, Ref. RB	4.00%	08/01/2038	225	233,168
Series 2019 A-1, Ref. RB	4.00%	08/01/2044	455	465,947
Series 2019 A-2, Ref. RB	5.00%	08/01/2044	340	380,868
Series 2019 A-2, Ref. RB	5.00%	08/01/2049	455	503,881
Greeneville (Town of), TN Health & Educational Facilities Board (Ballad Health);
Series 2018 A, Ref. RB	5.00%	07/01/2035	2,000	2,219,780
Series 2018 A, Ref. RB	5.00%	07/01/2036	3,000	3,370,290
Series 2018 A, Ref. RB	5.00%	07/01/2037	3,000	3,290,610
Metropolitan Development and Housing Agency (Fifth + Broadway Development); Series 2018, RB(e)	5.13%	06/01/2036	200	200,998
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board; Series 2012, RB	5.00%	11/01/2027	500	520,065
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center); Series 2016 A, RB	5.00%	07/01/2046	7,000	7,826,490
Tennessee (State of) Metropolitan Nashville Airport Authority;
Series 2019 A, RB	4.00%	07/01/2049	2,500	2,725,000
Series 2019 A, RB	5.00%	07/01/2049	4,750	5,680,335
Tennessee Energy Acquisition Corp.; Series 2006 C, RB	5.00%	02/01/2027	5,665	6,513,220
				33,930,652
Texas–4.84%
Alamo Community College District; Series 2007, GO Bonds (INS - NATL)(a)	4.50%	08/15/2033	5	5,014
Arlington Higher Education Finance Corp. (UME Preparatory Academy); Series 2017 A, RB	5.00%	08/15/2038	885	848,184
Arlington Higher Education Finance Corp. (Winfree Academy Charter School); Series 2019, Ref. RB	5.75%	08/15/2043	1,300	1,345,890
Atascosa County Industrial Development Corp.; Series 2008, Ref. VRD PCR(k)	0.16%	06/30/2020	13,200	13,200,000
Cleveland Independent School District; Series 2020 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2052	6,500	7,689,890
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(a)	5.25%	08/15/2034	125	125,440
Dallas (County of), TX Flood Control District No. 1; Series 2015, Ref. GO Bonds(e)	5.00%	04/01/2032	1,100	1,151,150
Escondido Public Improvement District; Series 2008, RB(e)	7.25%	10/01/2033	4,113	4,050,565
Gulf Coast Industrial Development Authority (ExxonMobil); Series 2012, VRD RB(k)	0.01%	11/01/2041	9,500	9,500,000
Harris County Cultural Education Facilities Finance Corp. (Methodist Hospital); Series 2008 C-2, VRD RB(k)	0.02%	12/01/2027	500	500,000
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	3,870	4,433,008
Houston Higher Education Finance Corp.;
Series 2012 A, RB	6.00%	08/15/2036	250	251,250
Series 2012 A, RB	6.00%	08/15/2041	250	251,130
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011, RB(f)(g)	6.50%	05/15/2021	300	317,692
Houston Independent School District; Series 2017, Ref. GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2042	10,000	12,178,800
Huntsville (City of), TX; Series 2001, GO Ctfs. (INS - NATL)(a)	5.00%	08/15/2032	30	30,111
Lancaster Independent School District; Series 2015 A, GO Bonds (CEP - Texas Permanent School Fund)	4.00%	02/15/2045	40	40,058
Montgomery (County of), TX Toll Road Authority;
Series 2018, RB	5.00%	09/15/2043	2,000	2,089,880
Series 2018, RB	5.00%	09/15/2048	2,500	2,598,250
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp.;
Series 2013 A, RB	5.88%	04/01/2036	$ 555	$ 574,730
Series 2013 A, RB	6.00%	04/01/2045	780	804,024
Series 2016 A, RB	5.00%	04/01/2036	1,355	1,309,403
Series 2016 A-1, RB	5.00%	07/01/2031	140	133,461
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2048	250	279,580
Series 2018 A-1, RB (INS - AGM)(a)	5.00%	07/01/2058	850	945,914
Series 2019, RB(e)	5.00%	08/15/2039	425	428,494
Series 2019, RB(e)	5.00%	08/15/2049	150	149,532
New Hope Cultural Education Facilities Finance Corp. (Cardinal Bay, Inc.);
Series 2016, RB	5.00%	07/01/2046	700	605,787
Series 2016, RB	5.00%	07/01/2051	650	548,489
North Texas Tollway Authority; Series 2017 B, Ref. RB (INS - BAM)(a)	5.00%	01/01/2043	10,000	11,503,200
Northwest Independent School District; Series 2015, GO Bonds (CEP - Texas Permanent School Fund)	5.00%	02/15/2045	10,000	11,660,300
San Antonio (City of), TX Water System; Series 2020 A, Ref. RB	5.00%	05/15/2050	6,350	8,204,136
Texas Dormitory Finance Authority, Inc.;
Series 2001 A, RB (INS - ACA)(a)	5.75%	09/01/2027	110	108,581
Series 2001 A, RB (INS - ACA)(a)	6.00%	09/01/2033	485	471,100
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Management Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2039	5,000	5,112,300
Texas State Public Finance Authority Charter School Finance Corp.; Series 2006 A, RB	6.25%	09/01/2036	170	170,109
Texas State Public Finance Authority Charter School Finance Corp. (New Frontiers Charter School); Series 2010 A, RB	5.80%	08/15/2040	1,085	1,087,485
				104,702,937
Utah–0.10%
Utah (County of), UT (Renaissance Academy); Series 2007 A, RB(e)	5.63%	07/15/2037	275	274,964
Utah (State of) Charter School Finance Authority;
Series 2018, RB	5.00%	10/15/2038	720	855,338
Series 2019 A, RB(e)	5.38%	06/15/2049	1,110	1,041,147
				2,171,449
Vermont–0.04%
Burlington (City of), VT; Series 2012 A, GO Bonds(f)(g)	5.00%	11/01/2022	795	887,458
Virgin Islands–0.13%
Virgin Islands (Government of) Public Finance Authority;
Series 2012 A, RB (INS - AGM)(a)	5.00%	10/01/2032	1,080	1,170,860
Series 2012 A, Ref. RB (INS - AGM)(a)	5.00%	10/01/2032	1,480	1,604,513
				2,775,373
Virginia–0.64%
Celebrate North Community Development Authority; Series 2003 B, RB(c)	6.75%	03/01/2034	338	202,800
Chesapeake Bay Bridge & Tunnel District; Series 2016, RB (INS - AGM)(a)	5.00%	07/01/2041	8,950	10,600,648
Virginia (State of) College Building Authority;
Series 2006, RB	5.00%	06/01/2026	950	907,335
Series 2006, RB	5.00%	06/01/2029	990	920,631
Series 2006, RB	5.00%	06/01/2036	585	507,973
Virginia Beach (City of), VA Development Authority; Series 2018, Ref. RB	5.00%	09/01/2036	715	757,550
				13,896,937
Washington–0.43%
Cowlitz County School District No. 458; Series 2019, GO Bonds (CEP - Oregon School Bond Guaranty)	4.00%	12/01/2038	1,680	1,988,112
Kelso (City of), WA Housing Authority; Series 1998, RB	5.60%	03/01/2028	60	60,031
Tacoma (City of), WA Consolidated Local Improvement Districts; Series 2013, RB	5.75%	04/01/2043	1,461	1,389,611
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2039	2,750	3,511,172
Washington (State of) Health Care Facilities Authority; Series 2017, Ref. RB	5.00%	08/15/2031	2,250	2,359,417
				9,308,343
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
West Virginia–0.17%
Brooke (County of), WV;
Series 2011 A, RB	6.50%	10/01/2031	$ 1,960	$ 1,907,805
Series 2011 A, RB	6.75%	10/01/2037	1,885	1,821,381
				3,729,186
Wisconsin–1.39%
Wisconsin (State of) Public Finance Authority;
Series 2012 A-1, RB	7.00%	10/01/2042	465	389,735
Series 2012 B-1, RB(h)	0.00%	10/01/2042	100	37,900
Series 2012 C-1, RB(h)	0.00%	10/01/2042	200	4,120
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2036	900	1,057,896
Series 2019 A, RB(e)	5.38%	06/01/2044	435	387,511
Series 2019 A, RB(e)	5.50%	06/01/2054	540	472,311
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2054	1,275	1,457,108
Series 2019 A, RB (INS - AGM)(a)	5.00%	07/01/2058	1,400	1,593,592
Wisconsin (State of) Public Finance Authority (Explore Knowledge Foundation);
Series 2012 A, RB	5.75%	07/15/2032	420	441,643
Series 2012 A, RB	6.00%	07/15/2042	350	365,922
Wisconsin (State of) Public Finance Authority (North Carolina Leadership Academy); Series 2019, RB(e)	5.00%	06/15/2039	310	303,292
Wisconsin Center District; Series 2013 A, Ref. RB	5.00%	12/15/2029	1,475	1,578,279
Wisconsin Health & Educational Facilities Authority; Series 2018 XF2541, Revenue Ctfs.(i)	4.00%	11/15/2034	20,000	22,055,000
				30,144,309
TOTAL INVESTMENTS IN SECURITIES(n)–102.84% (Cost $2,234,167,315)					2,224,359,200
FLOATING RATE NOTE OBLIGATIONS–(3.27)%
Notes with interest and fee rates ranging from 0.62% to 0.78% at 05/31/2020 and contractual maturities of collateral ranging from 10/01/2032 to 06/01/2043(o)				(70,795,000)
OTHER ASSETS LESS LIABILITIES–0.43%					9,304,363
NET ASSETS –100.00%					$2,162,868,563
Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
FGIC	– Financial Guaranty Insurance Company
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Notes to Schedule of Investments:
(a)	Principal and/or interest payments are secured by the bond insurance company listed.
(b)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(c)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $105,481,870, which represented 4.88% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $40,369,994, which represented 1.87% of the Fund’s Net Assets.
(f)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(h)	Zero coupon bond issued at a discount.
(i)	Underlying security related to TOB Trusts entered into by the Fund.
(j)	The issuer is paying less than stated interest, but is not in default on principal because scheduled principal payments have not yet begun.
(k)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(l)	Security subject to crossover refunding.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percent
Assured Guaranty Municipal Corp.	5.35%

(o)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $136,744,170 are held by TOB Trusts and serve as collateral for the $70,795,000 in the floating rate note obligations outstanding at that date.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
The Fund’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the three months ended May 31, 2020, there were transfers from Level 3 to Level 2 of $370,279, due to availability of market data for this security and from Level 2 to Level 3 of $2,072,700, due to lack of availability of market data for these securities.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$2,188,013,084	$36,346,116	$2,224,359,200
Other Investments - Assets
Investments Matured	—	690,000	2,432,541	3,122,541
Total Investments	$—	$2,188,703,084	$38,778,657	$2,227,481,741
A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the three months ended May 31, 2020:
	Value February 29, 2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain	Change in Unrealized Appeciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value May 31, 2020
Municipal Obligations	$37,662,997	$6,538	$(1,860,256)	$46,234	$22,711	$(1,234,529)	$2,072,700	$(370,279)	$36,346,116
Investments Matured	2,551,166	—	(4,481,894)	—	—	4,363,269	—	—	2,432,541
Total	$40,214,163	$6,538	$(6,342,150)	$46,234	$22,711	$3,128,740	$2,072,700	$(370,279)	$38,778,657
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Rochester® AMT-Free Municipal Fund to Invesco AMT-Free Municipal Income Fund.
Invesco Oppenheimer Rochester® AMT-Free Municipal Fund